SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Accounts receivable	$ 7,415	¥ 1,069,021	¥ 672,708
Less: allowance for expected credit losses	(378)	(54,508)	(27,805)
Accounts receivable, net	$ 7,037	¥ 1,014,513	¥ 644,903